INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
6. INCOME TAXES

The income tax expense was $343,512 and $480,414 for the three and nine months ended September 30, 2015, and $68,214 and $205,116 for the three and nine months ended September 30, 2014, respectively.

Our effective tax rate was 23.1% and 21.9% for the three and nine months ended September 30, 2015 respectively, and 17.6% and 17.6% for the three and nine months ended September 30, 2014 respectively.

7. COMMITMENTS

Capital Commitments

The Company purchased property, plant and equipment which the payment was due within one year. As of September 30, 2015 and December 31, 2014, the Company has capital commitments of $348,329 and $499,929, respectively.

Operation Commitments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of September 30, 2015 are payable as follows:

Remaining 2015	$132,148

Year ending December 31, 2016	349,083

Year ending December 31, 2017	249,088

Year ending December 31, 2018	84,541
Total	$814,860

Rental expense of the Company was $103,144 and $308,400 for the three and nine months ended September 30, 2015. Rental expense of the Company was $61,268 and $170,844 for the three and nine months ended September 30, 2014.

6. INCOME TAXES

United States of America

As of December 31, 2014, the Company in the United States had $109,162 in net operating loss carry forwards available to offset future taxable income. Federal net operating losses can generally be carried forward twenty years. The deferred tax assets as of December 31, 2014 consist mainly of net operating loss carry forwards. Due to the uncertainty of the realization of the related deferred tax assets of $37,115, a reserve equal to the amount of deferred income taxes has been established as of December 31, 2014. The Company has provided 100% valuation allowance to the deferred tax assets as of March 31, 2014 of $37,115. There was no net operating loss carry forwards or deferred tax assets for the year ended December 31, 2013.

Hong Kong

The provision for current income taxes of the subsidiary operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the year ended December 31, 2014 and 2013, if applicable.

The income tax expenses were $312,046 and $3,545 for the years ended December 31, 2014 and 2013, respectively.

The income tax provision consists of the following components:

	December 31, 2014	December 31, 2013
Current:
Federal	$-	$-
Foreign	249,049	-
Total current	249,049	-
Deferred:
Federal	$-	$-
Foreign	62,997	3,545
Total deferred	62,997	3,545
TOTAL PROVISION FOR INCOME TAXES	312,046	3,545

A reconciliation between the Company’s effective tax rate and the U.S. federal statutory rate is as follow:

	December 31, 2014	December 31, 2013
Income (loss) before income tax expense	$1,681,583	$(124)

Provision for taxes at 16.5%	277,461	(20)
Income not subject to income tax	(245)	(2)
Expenses not deductible for tax purposes	18,012	-
Tax losses previously recognized and reversed	27,513	-
Others	(10,695)	3,567

TOTAL PROVISION FOR INCOME TAXES	312,046	3,545

The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities, are as follows:

	As of December 31,
	2014	2013
Deferred tax assets:
Net operating losses	$37,115	$27,513
Total deferred tax assets	37,115	27,513
Valuation allowance	(37,115)	-
Deferred tax asset, net of valuation allowance	-	27,513

Deferred tax liabilities
Property, plant and equipment, principally due to differences in depreciation	(66,555)	(31,060)
Deferred tax liability	$(66,555)	$(31,060)

The Company did not have any interest and penalties related to uncertain tax positions in our provision for income taxes line of our consolidated statements of operations for the years ended December 31, 2014 and 2013. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.